Subsequent Events (Earnings Per Share, Pro Forma) (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Subsequent Events [Abstract]
Continuing operations - Basic	$ 0.43	$ (0.74)	$ (0.96)	$ (1.84)
Total - Basic EPS	$ 0.53	$ 0.55	$ (1.16)	$ (1.05)
Continuing operations - Diluted	$ (0.06)	$ (0.74)	$ (0.96)	$ (1.84)
Total - Diluted EPS	$ (0.02)	$ 0.55	$ (1.16)	$ (1.05)
Weighted average number of shares outstanding for:
Calculation of earnings per share - basic	2,889,147	2,884,356	2,888,386	2,884,080
Calculation of earnings per share - diluted	6,639,350	2,884,356	2,888,386	2,884,080